Staff (Details Narrative) - Employees	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number of employees	119	74
Germany [Member]
Statement Line Items [Line Items]
Number of employees	69	56
United States [Member]
Statement Line Items [Line Items]
Number of employees	44	12
Spain [Member]
Statement Line Items [Line Items]
Number of employees	6	5
Full Time [Member]
Statement Line Items [Line Items]
Number of employees	106	60
Ph.D or M.D. Degree [Member]
Statement Line Items [Line Items]
Number of employees	21	16
Directly or Indirectly in Production [Member]
Statement Line Items [Line Items]
Number of employees	15	13
Research, Clinical Development and Regulatory Activities [Member]
Statement Line Items [Line Items]
Number of employees	12	7
Marketing and Sales [Member]
Statement Line Items [Line Items]
Number of employees	51	28
Management Business Development or Marketing Finance Human Resources or Administrative Support [Member]
Statement Line Items [Line Items]
Number of employees	41	26
Employees World Wide [Member]
Statement Line Items [Line Items]
Number of employees	119	74